Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenues	$ 904,223	$ 572,745	$ 3,367,346	$ 1,797,052
Cost of revenues	936,824	690,702	1,916,720	2,439,501
Gross profit (loss)	(32,601)	(117,957)	1,450,626	(642,449)
General and administrative expenses	2,239,988	2,548,087	6,524,042	5,804,791
Loss from operations	(2,272,589)	(2,666,044)	(5,073,416)	(6,447,240)
Other income (expenses)
Interest expense	(4,664)	(809,316)	(148,631)	(1,522,643)
Loss on extinguishment of debt - related party	0	0	(855,296)	0
Inducement expense	0	0	(101,000)	0
Interest income	746	18	1,320	18
Loss on disposal of fixed assets	(3,673)	0	(3,673)	0
Gain on settlement of liability	0	0	389,495	0
Gain on forgiveness of debt	0	0	0	265,842
Total other income (expense) - net	(7,591)	(809,298)	(717,785)	(1,256,783)
Net loss	$ (2,280,180)	$ (3,475,342)	$ (5,791,201)	$ (7,704,023)